Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Related party operating lease right-of-use asset	$ 105,594	$ 92,571	$ 73,185
Related party finance lease right-of-use asset	29,129	0
Related party operating lease liabilities	117,516	104,006	$ 85,480
Related party finance lease liability	$ 29,462	$ 0
Preferred stock, par value (in usd per share)	$ 0.0001
Preferred stock, shares authorized	100,000,000
Preferred stock, shares outstanding	0
Preferred stock, shares issued	0
UNITED WHOLESALE MORTGAGE, LLC
Common unit, authorized		1	1
Common unit, issued		0	0
Common unit, outstanding		0	0
Common Class A
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized	4,000,000,000
Common stock, shares, issued	100,367,478
Common stock, shares, outstanding	100,367,478
Common Class B
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized	1,700,000,000
Common stock, shares, issued	0
Common stock, shares, outstanding	0
Common Class C
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized	1,700,000,000
Common stock, shares, issued	0
Common stock, shares, outstanding	0
Common Class D
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized	1,700,000,000
Common stock, shares, issued	1,502,069,787
Common stock, shares, outstanding	1,502,069,787